Equity - Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 3,329,899	₩ 3,161,170
Planned regulatory reversal of loan losses	369,416	168,729
Ending balance	₩ 3,699,315	₩ 3,329,899